UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Tradeworx, Inc.
Address:       90 Broad Street
               17th Floor
               New York, NY 10004

Form 13F File Number: 028-12340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Maguire
Title:         Chief Financial Officer of Tradeworx, Inc.
Phone:         (212) 509-3556

Signature, Place, and Date of Signing:

/s/ Michael Maguire                  New York, NY                 11/12/08
------------------                   ---------------              -------
   [Signature]                       [City, State]                 [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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                               TITLE OF              VALUE     SHSRS OR    SH/  PUT   INVSTMNT   OTHER           VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP        (x$1000)  PRN AMT     PRN  CALL  DSCRTN     MANAGERS      SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMICONDUCTOR CORP      COM     232806109         211      40,451  SH        SOLE           N/A        40,451

                                      1                   211

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         1
Form 13F Information Table Value Total:         211
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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